CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	101,592	104,011	1,105,389	435,362
General and administrative	1,809,495	2,742,373	11,334,634	546,118
Total operating expenses	1,911,087	2,846,384	12,440,023	981,480
Loss from operations	(1,911,087)	(2,846,384)	(12,440,023)	(981,480)
Other income: (Expense)
Other expense				(6)
Gain on legal settlements				150,000
Other income	10,042
Total other income	10,042			149,994
Net loss	$ (1,901,045)	$ (2,846,384)	$ (12,440,023)	$ (831,486)
Basic and diluted loss per common share	$ (0.20)	$ (0.33)	$ (1.43)	$ (0.13)
Weighted average number of common shares outstanding - basic and diluted	9,388,645	8,546,108	8,676,701	6,564,326
COMPREHENSIVE LOSS
Net loss	$ (1,901,045)	$ (2,846,384)	$ (12,440,023)	$ (831,486)
Other comprehensive income (loss) - gain (loss) on foreign currency translation	(722)	14,430	(25,513)	34,886
Total comprehensive loss	$ (1,901,767)	$ (2,831,954)	$ (12,465,536)	$ (796,600)